Forfeited Amount (Narrative) (Details) - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Description of Plan [Line Items]
Forfeited nonvested account	$ 1	$ 20
Forfeited nonvested account, decrease from employer contribution	$ 16,055